Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$474,725,000	$489,263,453
1.875%, 03/31/2022	907,925,000	937,964,552
1.625%, 08/31/2022	100,625,000	103,926,758
2.125%, 12/31/2022	220,000,000	231,154,686
2.500%, 05/15/2024	8,200,000	8,921,984
2.000%, 11/15/2026	16,425,000	17,988,583
2.250%, 11/15/2027	50,650,000	56,949,594
3.500%, 02/15/2039	329,195,000	469,000,002
2.875%, 05/15/2043	686,825,000	906,474,856
2.500%, 02/15/2045	599,300,000	749,335,690
2.875%, 05/15/2049	1,600,000	2,183,188
2.000%, 02/15/2050	15,000,000	17,377,148
Total U.S. Treasury Securities (Cost $3,473,540,197)		3,990,540,494	16.4%

Other Government Related Securities
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,360,455
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,462,341
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	22,318,242
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,750,000	5,053,951
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	4,836,000
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,555,702
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	11,695,502
Export-Import Bank of Korea,
4.000%, 01/29/2021 (1)	2,400,000	2,450,208
Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,213,032
3.000%, 09/14/2022 (1)	4,400,000	4,576,984
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	6,249,000	8,519,129
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,238,500
7.375%, 01/17/2027 (1)	9,300,000	9,530,454
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	3,516,000	2,561,230
6.490%, 01/23/2027 (1)(2)	11,743,000	8,689,820
6.840%, 01/23/2030 (1)(2)	14,606,000	10,567,733
5.950%, 01/28/2031 (1)(2)	1,005,000	696,988
7.690%, 01/23/2050 (1)(2)	3,720,000	2,566,800
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,595,722
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	20,022,600
3.250%, 04/28/2025 (1)(2)	20,000,000	20,975,572
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	10,000,000	10,395,447
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,047,300
Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	4,367,542
4.441%, 04/24/2023 (1)(2)	5,000,000	4,710,192
4.892%, 04/24/2025 (1)(2)	27,231,000	26,699,662
Total Other Government Related Securities (Cost $217,817,410)		212,707,108	0.9%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,373,625
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,809,498
4.750%, 11/30/2036	7,506,000	9,564,414
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	3,060,750
3.600%, 05/14/2025	2,500,000	2,623,521
4.300%, 05/14/2036	3,825,000	4,128,434
4.050%, 11/21/2039 (2)	11,250,000	11,571,852
4.250%, 11/21/2049 (2)	20,000,000	21,246,824
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	10,125,000	10,602,842
3.800%, 03/15/2025 (1)	29,200,000	29,896,248
4.550%, 03/15/2035 (1)	14,098,000	15,505,878
ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,727,500
Adventist Health System:
2.952%, 03/01/2029	7,250,000	6,950,542
3.630%, 03/01/2049	8,900,000	9,191,216
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,493,342
Air Liquide Finance,
2.500%, 09/27/2026 (1)	4,833,000	4,754,989
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,130,563
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (1)(2)	6,500,000	6,035,104
Allegion PLC,
3.500%, 10/01/2029 (1)	8,000,000	7,749,426
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	21,602,975
Allergan Finance LLC,
3.250%, 10/01/2022	7,500,000	7,520,111
Alpek SAB de CV,
4.250%, 09/18/2029 (1)(2)	6,000,000	4,893,120
Amgen, Inc.:
2.200%, 02/21/2027	11,750,000	11,631,926
3.150%, 02/21/2040	5,000,000	4,982,403
4.400%, 05/01/2045	8,000,000	9,390,942
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	6,821,483
4.125%, 09/27/2022 (1)(2)	5,385,000	5,309,686
3.625%, 09/11/2024 (1)(2)	4,325,000	4,069,483
5.375%, 04/01/2025 (1)	25,000,000	25,262,639
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	18,290,000	18,826,814
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	5,519,249
5.450%, 01/23/2039	9,975,000	11,478,613
4.900%, 02/01/2046	41,075,000	44,737,404
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	9,609,472
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	18,140,000	17,564,846
4.500%, 06/20/2029 (1)(2)	9,475,000	9,630,432
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	930,620
ArcelorMittal:
3.600%, 07/16/2024 (1)	14,575,000	13,284,793
6.125%, 06/01/2025 (1)	3,500,000	3,464,676
4.550%, 03/11/2026 (1)	15,000,000	13,451,850
4.250%, 07/16/2029 (1)	15,000,000	13,411,624
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	13,883,676
Ashtead Capital, Inc.,
4.000%, 05/01/2028 (2)	4,000,000	3,448,000
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,672,746
3.400%, 05/15/2025	20,225,000	21,038,034
4.125%, 02/17/2026	8,925,000	9,455,741
3.800%, 02/15/2027	3,500,000	3,652,293
4.300%, 02/15/2030	10,980,000	11,791,215
5.250%, 03/01/2037	7,125,000	8,312,671
4.900%, 08/15/2037	10,000,000	11,141,344
4.850%, 07/15/2045	12,000,000	12,764,485
5.150%, 11/15/2046	16,321,000	19,169,412
4.500%, 03/09/2048	15,264,000	16,529,764
5.150%, 02/15/2050	23,650,000	28,223,700
Avery Dennison Corp.,
2.650%, 04/30/2030	10,175,000	9,485,597
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,096,563
Ball Corp.:
5.250%, 07/01/2025	21,675,000	23,567,227
4.875%, 03/15/2026	10,325,000	10,738,000
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	25,966,605
4.625%, 06/25/2038 (2)	12,000,000	12,408,661
4.400%, 07/15/2044 (2)	5,125,000	5,069,292
Beam Suntory, Inc.:
3.250%, 05/15/2022	10,650,000	10,658,155
3.250%, 06/15/2023	10,960,000	10,933,541
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	12,989,704
3.363%, 06/06/2024	10,000,000	9,996,265
3.734%, 12/15/2024	9,250,000	9,482,057
4.875%, 05/15/2044	5,455,000	5,581,928
Bemis Co., Inc.,
4.500%, 10/15/2021 (2)	1,000,000	1,041,388
Berry Global, Inc.,
4.875%, 07/15/2026 (2)	14,000,000	14,140,000
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	13,846,601
5.950%, 06/01/2026	26,406,000	21,435,528
4.800%, 05/03/2029	26,341,000	19,847,548
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,730,631
3.750%, 05/01/2028 (1)(2)	5,550,000	4,764,991
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022 (2)	5,730,000	6,040,121
3.250%, 02/20/2023 (2)	10,000,000	10,500,555
Broadcom, Inc.:
3.000%, 01/15/2022	25,000,000	24,721,750
3.625%, 10/15/2024 (2)	32,800,000	32,276,949
3.125%, 01/15/2025	13,250,000	12,700,533
4.250%, 04/15/2026 (2)	25,000,000	24,577,679
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	18,198,382
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,700,672
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	11,960,863
3.750%, 09/25/2027	22,800,000	19,599,138
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,543,630
Cameron LNG LLC,
3.701%, 01/15/2039 (2)	15,000,000	13,291,473
Campbell Soup Co.,
3.950%, 03/15/2025	11,000,000	11,409,971
Carlisle Companies, Inc.:
3.750%, 12/01/2027	4,600,000	4,757,665
2.750%, 03/01/2030	21,832,000	19,056,602
Carrier Global Corp.:
3.377%, 04/05/2040 (2)	10,000,000	8,767,531
3.577%, 04/05/2050 (2)	3,050,000	2,612,528
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	24,440,446
5.375%, 03/15/2044	10,922,000	10,403,533
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	35,005,047
4.908%, 07/23/2025	63,550,000	67,464,263
3.750%, 02/15/2028	5,000,000	5,023,040
6.384%, 10/23/2035	11,000,000	13,056,263
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,269,000	3,746,328
5.875%, 03/31/2025	5,005,000	4,192,320
5.125%, 06/30/2027	5,000,000	4,440,543
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025 (2)(8)	15,000,000	15,427,363
Cigna Corp.:
3.050%, 11/30/2022 (2)	15,000,000	15,397,841
3.000%, 07/15/2023 (2)	7,525,000	7,705,009
3.500%, 06/15/2024 (2)	7,800,000	7,908,897
4.500%, 02/25/2026 (2)	5,725,000	6,172,235
2.400%, 03/15/2030	9,850,000	9,329,275
4.800%, 08/15/2038	7,600,000	8,532,813
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,608,800
2.875%, 04/05/2022 (1)(2)	7,475,000	7,476,779
3.250%, 04/11/2024 (1)(2)	7,000,000	7,255,581
Clean Harbors, Inc.,
5.125%, 07/15/2029 (2)	100,000	93,000
CNH Industrial Capital LLC,
4.200%, 01/15/2024	15,000,000	14,652,851
CNH Industrial NV:
4.500%, 08/15/2023 (1)	16,168,000	16,913,707
3.850%, 11/15/2027 (1)	22,445,000	21,614,026
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	9,902,614
4.500%, 06/01/2025	14,135,000	13,925,747
5.800%, 06/01/2045	4,733,000	4,980,129
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,396,292
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,593,934
4.400%, 08/15/2035	13,575,000	16,284,893
3.200%, 07/15/2036	15,000,000	15,669,567
4.600%, 10/15/2038	12,350,000	15,116,628
4.650%, 07/15/2042	2,000,000	2,527,515
4.950%, 10/15/2058	7,500,000	10,151,010
CommonSpirit Health,
2.760%, 10/01/2024	7,500,000	7,491,087
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	7,203,477
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	948,157
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,046,241
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	10,323,275
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,526,087
3.850%, 02/01/2025 (2)	2,875,000	2,988,324
3.350%, 09/15/2026 (2)	20,850,000	21,042,572
4.800%, 02/01/2035 (2)	4,450,000	4,829,730
6.450%, 12/01/2036 (2)	5,550,000	6,709,755
8.375%, 03/01/2039 (2)	11,639,000	16,159,767
4.700%, 12/15/2042 (2)	5,000,000	4,917,769
CSX Corp.:
6.220%, 04/30/2040	475,000	620,068
4.650%, 03/01/2068	9,000,000	9,803,292
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,418,262
3.250%, 08/15/2029	11,800,000	11,480,197
4.780%, 03/25/2038	35,075,000	38,783,854
5.125%, 07/20/2045	10,000,000	11,506,112
5.050%, 03/25/2048	19,600,000	22,393,549
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,815,703	4,958,088
Daimler Finance North America LLC:
2.550%, 08/15/2022 (2)	19,750,000	18,956,371
1.750%, 03/10/2023 (2)	29,550,000	27,825,823
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,555,913
2.589%, 11/02/2023 (1)(2)	10,000,000	9,911,641
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	1,964,600
5.375%, 07/15/2025	3,000,000	2,048,400
5.125%, 05/15/2029	8,000,000	5,039,600
Dell Technologies, Inc.,
4.900%, 10/01/2026 (2)	5,000,000	4,920,958
Deutsche Telekom AG,
3.625%, 01/21/2050 (1)(2)	5,925,000	5,835,184
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	26,015,000	35,119,313
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	39,125,000	39,116,400
5.450%, 06/15/2023 (2)	42,180,000	43,346,312
6.020%, 06/15/2026 (2)	30,414,000	31,389,735
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,392,000
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,265,893
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	9,988,589
5.319%, 11/15/2038	17,350,000	19,487,774
DXC Technology Co.:
4.450%, 09/18/2022	2,000,000	2,066,081
4.250%, 04/15/2024	52,810,000	54,542,842
4.750%, 04/15/2027	28,650,000	28,534,046
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,622,633
4.000%, 11/02/2032	3,660,000	3,782,262
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,313,889
EMC Corp.,
2.650%, 06/01/2020	58,000	57,669
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	9,162,531
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,462,700
7.375%, 10/15/2045	23,298,000	25,617,637
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	9,055,002
5.875%, 01/15/2024	15,000,000	14,164,831
3.750%, 05/15/2030	6,350,000	4,893,258
6.000%, 06/15/2048	5,000,000	4,194,048
Energy Transfer Partners LP:
4.050%, 03/15/2025	6,204,000	5,384,466
4.200%, 04/15/2027	8,650,000	6,971,284
6.500%, 02/01/2042	18,727,000	17,051,524
5.950%, 10/01/2043	2,702,000	2,336,568
5.150%, 03/15/2045	5,000,000	3,865,976
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	17,663,661
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	11,913,444
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	9,836,812
3.950%, 01/31/2060	14,475,000	12,163,548
EQT Corp.,
6.125%, 02/01/2025	10,000,000	7,701,000
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	15,921,400
4.125%, 12/01/2026	14,750,000	8,425,938
Equinix, Inc.,
2.625%, 11/18/2024	8,000,000	7,630,080
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	10,400,000	10,412,538
Exxon Mobil Corp.:
2.992%, 03/19/2025	35,000,000	37,069,667
3.294%, 03/19/2027	5,000,000	5,362,182
3.482%, 03/19/2030	27,250,000	30,095,847
4.327%, 03/19/2050	3,950,000	4,834,728
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	6,836,533
4.950%, 10/17/2048	13,500,000	13,192,847
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	37,052,000	38,777,397
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	3,268,000	3,357,628
3.875%, 06/05/2024	6,367,000	6,692,598
3.000%, 08/15/2026	9,300,000	9,375,690
4.500%, 08/15/2046	6,700,000	8,273,876
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	11,709,492
3.850%, 06/01/2025	11,720,000	12,358,382
3.200%, 07/01/2026	6,400,000	6,610,354
3.500%, 07/01/2029	6,010,000	6,251,548
4.400%, 07/01/2049	20,000,000	21,165,485
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,066,513
FMC Corp.,
3.200%, 10/01/2026	8,100,000	8,010,324
FMG Resources Pty Ltd.,
5.125%, 03/15/2023 (1)(2)	24,000,000	23,520,000
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,640,591
4.375%, 05/10/2043 (1)	2,000,000	2,117,263
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	11,250,000	10,870,313
5.750%, 02/01/2021	13,000,000	12,610,000
3.336%, 03/18/2021	5,500,000	5,278,900
5.875%, 08/02/2021	8,975,000	8,795,500
2.979%, 08/03/2022	20,000,000	18,600,000
4.250%, 09/20/2022	4,459,000	4,146,870
4.140%, 02/15/2023	10,000,000	9,268,000
5.584%, 03/18/2024	29,367,000	27,898,650
3.664%, 09/08/2024	12,000,000	10,800,000
4.063%, 11/01/2024	7,000,000	6,352,500
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	41,397,000	42,890,928
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	14,000,000	13,371,245
Fox Corp.,
3.050%, 04/07/2025 (8)	5,000,000	4,992,200
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	6,208,000	5,998,480
3.875%, 03/15/2023	38,916,000	36,775,620
5.000%, 09/01/2027	12,000,000	11,141,400
4.125%, 03/01/2028	10,000,000	8,725,000
5.250%, 09/01/2029	14,415,000	13,583,255
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,176,321
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	24,930,000	25,223,203
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	33,562,117
General Dynamics Corp.,
3.500%, 04/01/2027	11,000,000	11,838,008
General Electric Co.:
5.550%, 05/04/2020	1,199,000	1,202,071
4.375%, 09/16/2020	838,000	838,484
5.300%, 02/11/2021	859,000	869,502
4.650%, 10/17/2021	2,420,000	2,462,257
3.150%, 09/07/2022	6,500,000	6,572,966
6.150%, 08/07/2037	2,000,000	2,280,803
General Mills, Inc.:
3.700%, 10/17/2023	20,000,000	20,358,156
4.000%, 04/17/2025	3,175,000	3,413,025
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	9,000,000	8,733,420
3.700%, 11/24/2020	1,509,000	1,494,187
4.200%, 03/01/2021	21,283,000	20,482,703
3.200%, 07/06/2021	25,600,000	24,369,261
4.375%, 09/25/2021	4,875,000	4,488,658
3.450%, 01/14/2022	5,200,000	4,862,919
3.150%, 06/30/2022	13,050,000	11,754,707
4.150%, 06/19/2023	3,375,000	3,069,891
5.100%, 01/17/2024	10,000,000	9,183,093
2.900%, 02/26/2025	17,725,000	15,321,948
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (1)	43,005,000	43,777,942
3.375%, 12/01/2024 (1)	27,750,000	27,863,968
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,105,125
3.163%, 11/15/2021 (2)	20,000,000	20,273,828
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	1,980,700
4.250%, 10/25/2022 (1)(2)	7,000,000	6,709,640
6.000%, 11/15/2041 (1)(2)	9,400,000	8,366,000
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	15,607,830
4.625%, 04/29/2024 (2)	26,730,000	24,444,585
4.000%, 03/27/2027 (2)	17,000,000	15,494,741
4.875%, 03/12/2029 (2)	18,000,000	17,342,093
Global Payments, Inc.:
3.800%, 04/01/2021	9,199,000	9,256,618
4.000%, 06/01/2023	10,775,000	11,159,644
4.800%, 04/01/2026	10,035,000	9,985,110
Graphic Packaging International LLC,
3.500%, 03/15/2028 (2)	1,000,000	899,700
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	3,915,000	3,930,975
3.875%, 06/27/2024 (1)(2)	31,501,000	31,051,153
4.875%, 06/27/2044 (1)(2)	9,575,000	9,284,064
4.700%, 11/10/2047 (1)(2)	22,671,000	21,346,107
4.000%, 09/06/2049 (1)(2)	13,000,000	10,821,590
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,862,168
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,386,195
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	5,581,750
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	10,732,842
5.375%, 02/01/2025	25,300,000	25,869,250
5.250%, 04/15/2025	19,200,000	20,136,413
5.375%, 09/01/2026	1,000,000	1,030,000
4.500%, 02/15/2027	5,000,000	5,144,293
5.875%, 02/01/2029	500,000	528,750
4.125%, 06/15/2029	15,000,000	15,025,841
3.500%, 09/01/2030	5,000,000	4,536,058
Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020	7,550,000	7,559,143
Hexcel Corp.:
4.700%, 08/15/2025	8,303,000	9,122,913
3.950%, 02/15/2027	19,000,000	18,823,551
Holcim US Finance Sarl & Cie SCS,
5.150%, 09/12/2023 (1)(2)	4,350,000	4,854,924
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (2)	10,000,000	10,294,634
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	6,189,844
4.400%, 04/15/2029 (1)	15,000,000	10,629,269
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)	4,625,000	4,785,395
3.625%, 10/31/2024 (1)(2)	15,000,000	15,404,730
Hyundai Capital America:
3.450%, 03/12/2021 (2)	20,950,000	20,934,317
3.000%, 03/18/2021 (2)	10,000,000	9,975,051
3.750%, 07/08/2021 (2)	10,150,000	10,139,943
3.100%, 04/05/2022 (2)	2,000,000	1,957,340
2.850%, 11/01/2022 (2)	5,225,000	5,102,352
2.375%, 02/10/2023 (2)	20,000,000	18,855,824
3.400%, 06/20/2024 (2)	16,850,000	16,540,061
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,239,724
IHS Markit Ltd.,
3.625%, 05/01/2024 (1)	10,000,000	9,936,500
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,192,285
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,478,870
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	14,558,999
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	10,200,696
JM Smucker Co.:
2.375%, 03/15/2030	5,000,000	4,635,824
3.550%, 03/15/2050	3,350,000	3,067,261
Johnson Controls International PLC,
3.900%, 02/14/2026 (1)	3,645,000	3,966,600
Kansas City Southern,
4.700%, 05/01/2048	12,000,000	13,160,100
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	18,500,000	19,564,774
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	7,459,423
Keysight Technologies, Inc.:
4.550%, 10/30/2024	7,283,000	7,605,161
4.600%, 04/06/2027	50,189,000	51,448,133
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	1,910,695
6.500%, 02/01/2037	400,000	412,035
6.950%, 01/15/2038	14,755,000	15,346,638
7.500%, 11/15/2040	17,248,000	19,386,641
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	10,008,000	9,954,222
8.050%, 10/15/2030	15,384,000	17,547,924
7.800%, 08/01/2031	16,174,000	18,391,768
7.750%, 01/15/2032	7,466,000	8,648,328
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	5,500,000
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	34,774,000	35,137,590
6.750%, 03/15/2032	10,000,000	11,713,131
5.000%, 07/15/2035	7,375,000	7,332,286
5.000%, 06/04/2042	5,000,000	4,733,930
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,929,776
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	12,634,355
Lear Corp.:
3.800%, 09/15/2027	7,725,000	6,971,740
3.500%, 05/30/2030	15,000,000	12,986,929
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,374,613
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,886,541
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	9,885,665
4.200%, 03/15/2045	8,770,000	7,270,223
4.250%, 09/15/2046	1,230,000	1,023,486
3.950%, 03/01/2050	19,000,000	16,180,953
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	7,790,203
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	19,813,408
3.625%, 09/15/2024	2,500,000	2,216,451
5.125%, 12/15/2026	3,000,000	2,970,086
4.750%, 09/15/2044	3,985,000	3,029,746
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	5,000,000	4,526,135
6.250%, 05/01/2037	450,000	487,824
Masco Corp.:
4.450%, 04/01/2025	5,000,000	4,975,618
6.500%, 08/15/2032	14,934,000	17,440,384
McDonald's Corp.:
3.700%, 01/30/2026	7,250,000	7,583,523
3.500%, 07/01/2027	6,000,000	6,303,117
Microchip Technology, Inc.:
3.922%, 06/01/2021	12,845,000	12,515,980
4.333%, 06/01/2023	32,298,000	32,199,289
Micron Technology, Inc.,
4.640%, 02/06/2024	3,000,000	3,047,253
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	7,036,013
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	13,695,000	12,784,533
Minera Mexico SA de CV,
4.500%, 01/26/2050 (1)(2)	5,000,000	4,187,500
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	8,250,000	8,877,293
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	15,603,088
MPLX LP:
3.500%, 12/01/2022 (2)	8,600,000	8,233,867
4.000%, 02/15/2025	13,125,000	10,943,703
4.875%, 06/01/2025	19,150,000	15,767,538
4.250%, 12/01/2027 (2)	6,519,000	5,265,705
5.500%, 02/15/2049	8,825,000	7,442,498
4.900%, 04/15/2058	5,000,000	3,365,910
MSCI, Inc.,
4.000%, 11/15/2029 (2)	7,562,000	7,511,940
Mylan NV:
3.750%, 12/15/2020 (1)	582,000	577,632
3.150%, 06/15/2021 (1)	8,100,000	7,989,678
3.950%, 06/15/2026 (1)	5,000,000	4,934,192
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	16,293,124
4.200%, 11/29/2023	4,525,000	4,292,415
4.550%, 04/15/2028	5,000,000	4,890,548
NCL Corp. Ltd.,
3.625%, 12/15/2024 (1)(2)	20,000,000	12,756,000
Newell Brands, Inc.,
3.850%, 04/01/2023	40,709,000	41,317,554
Newfield Exploration Co.,
5.750%, 01/30/2022	7,700,000	5,242,407
NGPL PipeCo LLC,
4.875%, 08/15/2027 (2)	20,000,000	17,800,816
NIKE, Inc.,
2.750%, 03/27/2027	7,000,000	7,273,627
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,474,379
5.050%, 11/15/2044	3,000,000	1,851,334
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	3,719,250
6.750%, 02/01/2021	3,000,000	2,385,000
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	9,815,652
4.125%, 03/15/2035 (1)	6,550,000	6,327,257
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,490,932
4.550%, 04/15/2028 (1)	32,435,000	36,142,758
NXP Semiconductors NV:
4.625%, 06/15/2022 (1)(2)	3,326,000	3,441,130
3.875%, 09/01/2022 (1)(2)	9,300,000	9,336,028
Occidental Petroleum Corp.:
2.900%, 08/15/2024	10,000,000	5,473,251
7.150%, 05/15/2028	7,000,000	3,458,902
7.875%, 09/15/2031	12,790,000	6,787,520
6.450%, 09/15/2036	9,025,000	4,322,921
ONEOK Partners LP,
3.375%, 10/01/2022	4,007,000	3,668,216
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,222,136
7.500%, 09/01/2023	22,959,000	22,669,453
2.750%, 09/01/2024	8,300,000	6,717,675
Oracle Corp.:
2.800%, 04/01/2027	46,000,000	46,679,941
3.900%, 05/15/2035	7,425,000	8,027,054
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	50,753,429
Oshkosh Corp.,
3.100%, 03/01/2030	5,000,000	4,840,230
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,214,576
3.400%, 08/15/2026	5,000,000	4,660,555
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,091,108
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,391,520
PepsiCo, Inc.,
2.750%, 03/19/2030	20,525,000	21,887,333
PerkinElmer, Inc.,
3.300%, 09/15/2029	25,000,000	23,453,676
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	26,920,413
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (1)	42,000,000	41,233,711
Phillips 66:
4.650%, 11/15/2034	13,000,000	12,091,083
5.875%, 05/01/2042	5,000,000	4,962,599
4.875%, 11/15/2044	15,000,000	15,220,443
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,899,229
3.150%, 12/15/2029	12,550,000	10,273,396
4.680%, 02/15/2045	2,000,000	1,635,831
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	20,000,000	13,649,921
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,210,989
3.250%, 03/15/2023	8,375,000	8,318,120
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,327,194
2.375%, 01/17/2023 (1)(2)	5,550,000	5,540,731
4.000%, 08/01/2023 (1)(2)	13,000,000	13,624,000
Procter & Gamble Co.,
3.000%, 03/25/2030	9,150,000	10,163,039
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	211,882
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	10,654,553
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,013,680
5.400%, 02/14/2022 (2)	3,500,000	3,560,758
Republic Services, Inc.:
4.750%, 05/15/2023	13,459,000	14,212,358
2.900%, 07/01/2026	15,000,000	15,188,390
Rogers Communications, Inc.,
4.350%, 05/01/2049 (1)	10,000,000	11,321,070
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	13,309,434
5.875%, 06/30/2026	55,015,000	49,777,577
5.000%, 03/15/2027	20,300,000	17,248,796
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	2,107,875
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	1,973,125
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (2)	11,096,000	10,308,932
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	4,994,933
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	18,455,000	18,494,919
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	11,289,210
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	55,345,207
Silgan Holdings, Inc.:
4.750%, 03/15/2025	1,000,000	965,000
4.125%, 02/01/2028 (2)	4,000,000	3,690,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,235,613
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	9,175,450
3.350%, 02/01/2022 (2)	31,389,000	30,534,149
5.200%, 04/01/2029 (2)	12,000,000	12,068,443
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	7,688,350
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	37,426,000	39,404,693
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,034,790
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	14,128,352
4.500%, 03/15/2045	5,000,000	4,511,272
Standard Industries, Inc.:
5.375%, 11/15/2024 (2)	8,772,000	8,464,980
6.000%, 10/15/2025 (2)	8,511,000	8,364,611
4.750%, 01/15/2028 (2)	21,000,000	19,339,950
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	4,445,869
Steel Dynamics, Inc.,
2.800%, 12/15/2024	7,000,000	6,517,880
Sunoco Finance Corp.,
4.875%, 01/15/2023	2,000,000	1,910,000
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,723,046
6.100%, 02/15/2042	1,000,000	863,437
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	2,000,000	1,999,903
Sysco Corp.:
5.650%, 04/01/2025	7,000,000	7,287,421
5.950%, 04/01/2030	15,000,000	15,747,600
Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	4,410,000
Targa Resources Partners LP:
6.500%, 07/15/2027	1,000,000	852,500
5.000%, 01/15/2028	28,000,000	22,569,820
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	26,327,020
3.900%, 05/25/2027	5,885,000	5,555,426
Tech Data Corp.,
3.700%, 02/15/2022	13,235,000	13,103,567
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	21,608,790
7.200%, 07/18/2036 (1)	3,175,000	3,286,125
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	2,402,000	2,435,451
4.103%, 03/08/2027 (1)	8,125,000	8,366,049
5.213%, 03/08/2047 (1)	5,000,000	5,603,786
5.520%, 03/01/2049 (1)	12,000,000	14,063,785
Telefonica Emisiones SAU:
4.570%, 04/27/2023 (1)	1,000,000	1,026,032
7.045%, 06/20/2036 (1)	4,925,000	5,868,350
4.895%, 03/06/2048 (1)	9,475,000	10,496,404
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	13,222,582
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	922,500
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	22,150,695
3.150%, 10/01/2026 (1)	36,000,000	30,324,600
Textron, Inc.,
3.000%, 06/01/2030	15,000,000	14,022,037
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025	15,000,000	16,053,804
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,179,953
4.500%, 12/15/2028	6,025,000	6,737,869
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	17,971,050
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	9,925,456
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,494,181
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	3,190,330
5.800%, 10/15/2022 (1)	5,000,000	2,950,000
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	9,004,779
3.900%, 02/01/2045 (2)	25,325,000	26,993,267
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	749,511
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	5,761,657
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	14,918,400
5.875%, 09/15/2026	13,000,000	13,166,400
6.500%, 12/15/2026	5,000,000	5,075,000
3.875%, 11/15/2027	5,000,000	4,725,000
4.875%, 01/15/2028	5,000,000	4,850,000
5.250%, 01/15/2030	5,000,000	4,998,500
4.000%, 07/15/2030	10,000,000	8,950,000
Valaris PLC,
5.200%, 03/15/2025 (1)	6,000,000	550,200
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	22,000,000	23,760,440
8.250%, 01/17/2034 (1)	425,000	516,375
6.875%, 11/21/2036 (1)	10,475,000	11,632,592
6.875%, 11/10/2039 (1)	15,850,000	17,474,784
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	265,000	263,675
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	15,699,257
6.625%, 06/15/2037	5,000,000	5,242,321
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	18,016,351
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,614,224
4.000%, 06/15/2025	10,000,000	10,674,006
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,267,599
4.500%, 08/10/2033	15,710,000	18,517,600
4.400%, 11/01/2034	790,000	922,042
4.272%, 01/15/2036	19,793,000	22,988,184
5.250%, 03/16/2037	18,225,000	23,147,943
4.812%, 03/15/2039	38,575,000	47,486,259
4.862%, 08/21/2046	2,500,000	3,262,618
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,044,365
Vodafone Group PLC:
3.750%, 01/16/2024 (1)	2,184,000	2,273,673
7.875%, 02/15/2030 (1)	9,793,000	13,283,326
6.150%, 02/27/2037 (1)	11,825,000	13,714,774
4.375%, 02/19/2043 (1)	5,054,000	5,212,580
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	8,903,149
4.250%, 11/13/2023 (2)	18,000,000	17,810,627
2.850%, 09/26/2024 (2)	5,000,000	4,751,297
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,152,268
4.700%, 03/01/2048	500,000	520,648
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	9,606,951
4.400%, 03/15/2024	13,109,000	13,023,625
3.450%, 11/15/2026	27,225,000	25,107,559
4.950%, 09/15/2028	10,205,000	9,377,250
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,177,870
3.450%, 06/01/2026	17,000,000	16,799,180
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	14,940,972
Walt Disney Co.:
3.700%, 09/15/2024	4,025,000	4,310,317
7.430%, 10/01/2026	3,300,000	4,343,833
5.400%, 10/01/2043	5,000,000	6,670,992
4.750%, 09/15/2044	1,950,000	2,448,193
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,500,476
Weatherford International Ltd.,
11.000%, 12/01/2024 (1)(2)	332,000	198,370
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	57,931,125
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	11,507,018
Western Midstream Operating LP,
5.250%, 02/01/2050	10,000,000	4,143,727
WestRock MWV LLC:
9.750%, 06/15/2020	1,160,000	1,175,021
8.200%, 01/15/2030	3,012,000	4,272,258
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,074,067
3.700%, 01/15/2023	44,375,000	41,027,355
4.550%, 06/24/2024	7,629,000	6,974,936
7.500%, 01/15/2031	120,000	139,434
7.750%, 06/15/2031	3,500,000	3,719,103
8.750%, 03/15/2032	9,275,000	10,078,067
6.300%, 04/15/2040	1,590,000	1,583,672
5.750%, 06/24/2044	2,500,000	2,606,042
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	14,561,838
WRKCo, Inc.,
3.000%, 09/15/2024	6,000,000	5,833,109
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,720,000
Xerox Corp.,
4.125%, 03/15/2023	35,175,000	34,963,950
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	20,250,000	19,828,852
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	10,000,000	10,091,509
5.750%, 11/30/2039	9,000,000	10,309,273
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,768,300
3.250%, 02/01/2023	24,701,000	25,186,271
4.500%, 11/13/2025	16,275,000	16,928,570
Total Industrials (Cost $6,586,937,721)		6,389,531,808	26.2%

Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,700,980
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,383,300
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,032,590
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,501,099
Consumers Energy Co.,
3.500%, 08/01/2051	9,425,000	10,232,903
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	15,000,000	14,767,036
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,152,468
DTE Electric Company,
2.625%, 03/01/2031 (8)	30,200,000	30,149,264
Edison International,
2.950%, 03/15/2023	5,000,000	4,747,557
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	51,503,493
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,256,085
3.625%, 05/25/2027 (1)(2)	27,500,000	27,892,695
3.500%, 04/06/2028 (1)(2)	7,000,000	7,002,011
4.875%, 06/14/2029 (1)(2)	11,775,000	12,804,183
6.800%, 09/15/2037 (1)(2)	3,875,000	4,654,675
6.000%, 10/07/2039 (1)(2)	631,000	679,232
4.750%, 05/25/2047 (1)(2)	42,584,000	43,428,154
Engie Energia Chile SA,
3.400%, 01/28/2030 (1)(2)	3,000,000	2,565,000
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	15,844,320
5.100%, 06/15/2045	5,875,000	6,331,797
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	5,868,142
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,008,475
3.400%, 03/01/2050	11,325,000	10,690,403
Fortis Inc.,
3.055%, 10/04/2026 (1)	8,762,000	8,391,822
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,350,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,440,241
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,887,808
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	11,953,978
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	9,500,000	9,869,091
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,101,744
RGS I&M Funding Corp.,
9.820%, 12/07/2022	347,777	349,342
Southern Co.,
2.950%, 07/01/2023	17,400,000	17,503,519
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,285,444
Total Utilities (Cost $370,377,498)		370,328,851	1.5%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	8,778,659
4.750%, 07/28/2025 (1)(2)	37,818,000	37,866,688
4.800%, 04/18/2026 (1)(2)	43,175,000	42,890,477
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	6,708,000	5,767,328
2.875%, 08/14/2024 (1)	39,395,000	31,366,174
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,218,115
AIG Life Holdings, Inc.,
6.625%, 02/15/2029	16,500,000	18,959,620
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,583,377
Air Lease Corp.:
4.250%, 02/01/2024	8,175,000	6,918,974
2.300%, 02/01/2025	14,150,000	10,789,904
Ally Financial, Inc.,
5.125%, 09/30/2024	3,000,000	2,923,470
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,598,440
4.875%, 06/01/2022	25,951,000	26,636,414
3.750%, 07/10/2025	11,400,000	11,410,636
3.875%, 01/15/2035	15,000,000	14,224,459
6.820%, 11/15/2037	4,173,000	5,095,069
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,329,564
Anthem, Inc.:
3.350%, 12/01/2024	7,050,000	7,177,102
2.375%, 01/15/2025	4,075,000	4,034,917
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	10,014,496
2.125%, 07/28/2021 (1)(2)	17,175,000	17,044,362
Aon Corp.,
5.000%, 09/30/2020	150,000	151,509
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	15,104,055
Assurant, Inc.:
2.482%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,916,000	1,916,000
4.900%, 03/27/2028	3,000,000	3,392,115
3.700%, 02/22/2030	7,000,000	6,832,408
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	33,035,300
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	9,000,000	8,526,189
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (1)(2)	5,000,000	4,258,037
2.875%, 02/15/2025 (1)(2)	10,000,000	7,750,743
Banco Santander Chile,
2.700%, 01/10/2025 (1)(2)	8,000,000	7,663,600
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	11,872,202
3.848%, 04/12/2023 (1)	16,700,000	16,785,242
5.179%, 11/19/2025 (1)	11,150,000	11,798,796
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,594,701
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,496,961
3.300%, 01/11/2023	22,650,000	23,466,304
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,520,679
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	13,156,993
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	9,951,216
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	22,000,000	22,057,583
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	8,000,000	8,074,720
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%) (3)	22,700,000	23,779,768
3.248%, 10/21/2027	6,000,000	6,147,087
7.750%, 05/14/2038	725,000	1,071,015
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	26,511,602
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	4,856,525
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	15,142,410
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,292,193
4.500%, 12/16/2025 (1)	8,048,000	8,268,620
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	12,707,236
Barclays PLC:
3.250%, 01/12/2021 (1)	25,000,000	24,832,250
3.684%, 01/10/2023 (1)	22,500,000	22,561,945
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,112,641
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	4,823,160
3.650%, 03/16/2025 (1)	17,350,000	16,968,143
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	23,400,000	22,453,183
4.337%, 01/10/2028 (1)	10,000,000	10,165,351
BBVA USA:
2.875%, 06/29/2022	15,700,000	15,307,801
3.875%, 04/10/2025	37,470,000	35,466,835
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	4,241,655
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	4,000,000	4,012,501
3.375%, 01/09/2025 (1)(2)	8,000,000	7,929,764
4.375%, 09/28/2025 (1)(2)	14,700,000	14,904,617
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	42,500,000	41,980,125
3.052%, 01/13/2031 (SOFR + 1.507%) (1)(2)(3)	10,500,000	9,818,372
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	18,750,000	18,788,050
3.375%, 03/01/2023 (1)(2)	24,750,000	25,442,169
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	34,691,240
4.625%, 07/11/2024 (1)(2)	3,185,000	3,131,020
5.150%, 07/21/2024 (1)(2)	30,902,000	32,577,397
4.500%, 03/15/2025 (1)(2)	31,275,000	31,032,126
Brown & Brown, Inc.,
4.500%, 03/15/2029	11,090,000	11,939,825
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	7,905,234
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (2)	5,000,000	4,986,719
Capital One Financial Corp.:
3.200%, 01/30/2023	5,000,000	4,942,056
3.750%, 07/28/2026	5,000,000	4,669,330
3.800%, 01/31/2028	6,960,000	6,818,090
Capital One NA,
3.375%, 02/15/2023	54,066,000	53,250,794
Charles Schwab Corp.,
4.200%, 03/24/2025	8,725,000	9,205,932
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%) (3)	21,219,000	17,892,497
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	98,500
5.000%, 08/01/2023	5,000,000	4,810,550
4.750%, 02/16/2024	13,000,000	12,707,500
5.250%, 03/07/2025	100,000	97,500
Citigroup, Inc.:
2.350%, 08/02/2021	8,125,000	8,138,574
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,117,810
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,545,725
3.010%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	7,819,953
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	11,000,000	11,271,683
3.700%, 01/12/2026	4,700,000	4,853,222
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	30,855,781
Citizens Bank NA,
2.550%, 05/13/2021	6,175,000	6,168,887
Citizens Financial Group, Inc.,
2.850%, 07/27/2026	23,400,000	22,817,948
CNA Financial Corp.:
5.750%, 08/15/2021	9,752,000	9,994,187
7.250%, 11/15/2023	12,400,000	13,927,833
4.500%, 03/01/2026	21,125,000	21,859,666
3.450%, 08/15/2027	9,000,000	8,328,675
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	19,397,243
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,642,871
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	19,000,000	19,389,762
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	35,000,000	31,672,572
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,286,266
4.625%, 12/01/2023 (1)	7,229,000	7,473,502
4.375%, 08/04/2025 (1)	11,805,000	12,090,751
3.750%, 07/21/2026 (1)	36,000,000	34,681,087
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,177,002
3.750%, 04/24/2023 (1)(2)	8,375,000	8,558,098
3.250%, 10/04/2024 (1)(2)	8,575,000	8,586,966
4.375%, 03/17/2025 (1)(2)	37,093,000	37,035,283
3.250%, 01/14/2030 (1)(2)	5,000,000	4,720,510
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,081,005
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	5,898,085
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	13,700,000	13,015,562
4.282%, 01/09/2028 (1)(2)	16,750,000	17,139,279
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	10,972,771
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	20,480,234
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	21,633,225
3.750%, 03/26/2025 (1)	15,000,000	14,807,839
4.550%, 04/17/2026 (1)	5,000,000	5,238,049
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024	10,000,000	9,543,900
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,300,894
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	8,625,000	8,547,033
3.150%, 01/22/2021 (1)	16,954,000	16,563,196
3.375%, 05/12/2021 (1)	5,450,000	5,163,474
4.250%, 10/14/2021 (1)	29,900,000	28,582,499
5.000%, 02/14/2022 (1)	10,000,000	9,886,376
3.300%, 11/16/2022 (1)	17,625,000	16,513,707
3.950%, 02/27/2023 (1)	14,875,000	14,775,839
Digital Realty Trust LP:
4.450%, 07/15/2028	7,000,000	7,621,379
3.600%, 07/01/2029	41,950,000	40,888,711
Discover Bank:
3.100%, 06/04/2020	12,000,000	11,982,000
3.350%, 02/06/2023	7,000,000	6,914,176
4.650%, 09/13/2028	23,225,000	23,087,043
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	25,382,596
4.100%, 02/09/2027	13,379,000	13,110,719
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	28,731,792
First Republic Bank,
4.625%, 02/13/2047	1,850,000	2,000,028
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,809,821
6.500%, 12/14/2040 (2)	1,820,000	2,388,611
GE Capital International Funding Co. Unlimited Co.:
2.342%, 11/15/2020 (1)	24,200,000	23,793,093
3.373%, 11/15/2025 (1)	5,000,000	4,975,072
4.418%, 11/15/2035 (1)	36,000,000	38,414,903
Globe Life, Inc.:
3.800%, 09/15/2022	1,275,000	1,353,605
4.550%, 09/15/2028	9,350,000	9,675,693
Goldman Sachs Group, Inc.:
5.250%, 07/27/2021	1,100,000	1,135,282
2.350%, 11/15/2021	10,000,000	9,987,802
5.750%, 01/24/2022	15,100,000	15,997,846
3.213%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	9,699,900
3.500%, 01/23/2025	9,400,000	9,609,995
3.500%, 04/01/2025	10,000,000	10,222,254
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	24,390,743
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	18,461,584
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	16,016,818
6.345%, 02/15/2034	125,000	148,723
6.750%, 10/01/2037	300,000	397,129
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	13,721,149
3.700%, 01/22/2070 (2)	14,000,000	12,805,298
4.850%, 01/24/2077 (2)	15,693,000	17,841,506
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	10,000,000	11,770,114
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	15,725,000	14,467,242
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	8,904,757
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	8,615,313
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	8,037,111
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,150,040
2.650%, 01/05/2022 (1)	4,000,000	3,994,465
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	30,967,798
3.600%, 05/25/2023 (1)	6,000,000	6,056,900
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,222,216
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,348,378
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	18,146,490
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	4,775,000	4,891,196
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	13,084,311
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,269,515
2.300%, 01/14/2022	15,225,000	15,093,876
2.625%, 08/06/2024	1,500,000	1,552,103
Huntington National Bank,
2.875%, 08/20/2020	12,275,000	12,252,638
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	6,511,000	7,054,157
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,018,936
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,488,458
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	9,951,582
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	15,591,152
6.450%, 06/08/2027	1,300,000	1,327,623
4.150%, 01/23/2030	30,200,000	28,330,922
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,615,000	20,562,374
JPMorgan Chase & Co.:
2.295%, 08/15/2021	22,000,000	21,977,257
4.350%, 08/15/2021	2,400,000	2,461,457
4.500%, 01/24/2022	4,400,000	4,595,889
3.200%, 01/25/2023	5,350,000	5,503,906
3.031%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	9,679,100
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	16,298,899
3.125%, 01/23/2025	21,850,000	22,665,895
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	19,859,000	19,759,870
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	17,000,000	16,904,858
KeyBank NA,
3.400%, 05/20/2026	21,575,000	22,361,313
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,160,530
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	63,328,000	62,034,640
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	946,914
3.951%, 10/15/2050 (2)	900,000	834,320
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	533,188
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,313,555
Lincoln National Corp.,
6.300%, 10/09/2037	2,190,000	2,578,827
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	6,575,000	6,775,835
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,520,000	21,363,432
3.750%, 01/11/2027 (1)	7,800,000	7,874,320
4.375%, 03/22/2028 (1)	15,000,000	15,982,396
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	21,382,401
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	275,000	283,794
4.875%, 06/10/2025 (1)(2)	7,800,000	8,204,768
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	36,734,671
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	21,967,935
Manufacturers & Traders Trust Co.,
2.156%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,456,480
Manulife Financial Corp.,
4.150%, 03/04/2026 (1)	16,375,000	17,076,158
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,026,271
3.300%, 03/14/2023	6,875,000	6,992,290
3.750%, 03/14/2026	9,225,000	9,490,208
5.875%, 08/01/2033	3,729,000	4,744,391
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,606,066
3.729%, 10/15/2070 (2)	19,253,000	17,817,152
4.900%, 04/01/2077 (2)	8,000,000	8,479,562
MBIA Insurance Corp.,
13.091%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	700,000	371,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	3,878,661
4.050%, 03/01/2045	9,025,000	9,436,374
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,552,601
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	11,039,000	10,890,705
3.455%, 03/02/2023 (1)	15,000,000	15,386,956
2.801%, 07/18/2024 (1)	10,000,000	9,870,073
2.193%, 02/25/2025 (1)	11,500,000	11,439,946
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,783,732
2.601%, 09/11/2022 (1)	5,000,000	4,971,171
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,345,429
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	19,750,752
3.170%, 09/11/2027 (1)	24,650,000	24,686,454
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,361,894
3.750%, 02/25/2023	1,000,000	1,036,693
3.201%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	9,655,000
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	25,000,000	25,603,223
3.700%, 10/23/2024	5,000,000	5,243,028
2.720%, 07/22/2025 (SOFR + 1.152%) (3)	15,000,000	15,029,333
4.000%, 07/23/2025	2,500,000	2,635,142
3.875%, 01/27/2026	7,000,000	7,476,827
3.125%, 07/27/2026	13,175,000	13,510,525
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	15,585,990
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,170,729
National Australia Bank Ltd.,
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	5,000,000	4,914,890
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	14,042,108
3.900%, 07/21/2025 (1)(2)	8,100,000	8,467,416
4.000%, 09/14/2026 (1)(2)	58,541,000	56,499,610
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,484,831
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	10,226,658
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	7,714,787
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	15,088,000	15,260,994
3.900%, 11/30/2049 (2)	17,500,000	15,299,407
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,831,243
9.375%, 08/15/2039 (2)	27,409,000	42,832,249
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,756,819
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	34,072,244
4.450%, 05/15/2069 (2)	10,000,000	10,449,300
Nomura Holdings, Inc.,
2.648%, 01/16/2025 (1)	10,000,000	9,784,444
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	15,917,428
People's United Bank NA,
4.000%, 07/15/2024	4,400,000	4,445,848
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	4,744,956
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,215,943
3.125%, 05/15/2023	3,675,000	3,620,060
Protective Life Corp.,
4.300%, 09/30/2028 (2)	4,105,000	3,891,624
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,025,000	11,266,279
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	25,402,179
Raymond James Financial, Inc.:
3.625%, 09/15/2026	425,000	429,401
4.950%, 07/15/2046	15,000,000	17,255,782
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	10,225,895
Regions Bank,
6.450%, 06/26/2037	3,864,000	4,912,611
Regions Financial Corp.:
2.750%, 08/14/2022	14,900,000	14,737,371
3.800%, 08/14/2023	19,737,000	19,983,442
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	10,954,000	10,870,092
2.625%, 07/22/2022 (2)	9,700,000	9,754,931
2.500%, 10/30/2024 (2)	20,000,000	19,152,289
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	31,293,421
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	61,557,568
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	17,596,287
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	8,300,000	8,645,519
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	4,250,000	4,497,974
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	11,000,000	11,462,478
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,680,568
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,259,401
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,959,871
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	36,375,000	36,649,267
4.000%, 03/13/2024 (1)	7,700,000	7,811,796
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (1)(2)	15,000,000	16,007,345
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	9,725,000	9,937,739
5.000%, 01/17/2024 (1)(2)	13,000,000	13,068,806
3.875%, 03/28/2024 (1)(2)	10,000,000	10,104,899
2.625%, 10/16/2024 (1)(2)	14,575,000	14,040,228
2.625%, 01/22/2025 (1)(2)	34,600,000	33,308,784
4.250%, 04/14/2025 (1)(2)	21,975,000	21,399,166
4.250%, 08/19/2026 (1)(2)	9,572,000	9,292,475
Standard Chartered PLC:
2.250%, 04/17/2020 (1)(2)	7,000,000	6,979,420
3.050%, 01/15/2021 (1)(2)	14,000,000	13,778,566
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	17,600,000	17,859,563
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	25,500,000	25,076,963
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	8,800,000	8,337,612
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	7,000,000	7,178,080
5.700%, 03/26/2044 (1)(2)	14,000,000	14,541,867
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%) (2)(3)	12,975,000	13,281,501
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	4,900,480
4.250%, 07/18/2024	19,615,000	19,954,172
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	2,500,000	2,528,723
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,283,072
3.102%, 01/17/2023 (1)	16,125,000	16,145,769
2.696%, 07/16/2024 (1)	10,400,000	10,392,128
2.448%, 09/27/2024 (1)	20,000,000	19,834,693
SunTrust Banks, Inc.:
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,563,341
3.300%, 05/15/2026	28,734,000	29,502,223
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	7,019,970
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	16,857,658
4.250%, 08/15/2024	33,325,000	32,081,075
4.500%, 07/23/2025	12,795,000	12,512,631
3.700%, 08/04/2026	5,388,000	4,938,223
3.950%, 12/01/2027	43,000,000	38,209,099
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	19,629,331
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	16,434,750
6.125%, 08/15/2043 (1)	22,605,000	28,808,159
UBS Group Funding Switzerland AG:
2.644%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,134,142
2.650%, 02/01/2022 (1)(2)	10,000,000	9,844,238
3.491%, 05/23/2023 (1)(2)	34,075,000	34,449,124
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	31,700,000	31,433,776
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	14,489,804
Voya Financial, Inc.,
3.650%, 06/15/2026	7,102,000	7,112,669
Wells Fargo & Co.:
3.069%, 01/24/2023	12,000,000	12,126,957
3.007%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	9,540,862
3.000%, 02/19/2025	5,225,000	5,326,575
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	10,000,000	9,852,095
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	14,695,251
3.000%, 04/22/2026	4,000,000	4,069,783
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	8,000,000	10,214,415
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,300,873
2.940%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	15,000,000	14,389,206
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	10,135,464
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	9,693,479
Willis North America, Inc.:
2.950%, 09/15/2029	7,600,000	7,216,130
5.050%, 09/15/2048	15,000,000	18,485,723
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	20,830,720
Total Financials (Cost $4,650,605,770)		4,625,192,552	19.0%
Total Corporate Bonds (Cost $11,607,920,989)		11,385,053,211	46.7%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	736,194
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	1,008,380
1.981%, 04/01/2025	1,000,000	1,003,700
2.076%, 04/01/2026	1,000,000	1,003,840
2.176%, 04/01/2027	1,300,000	1,301,482
2.310%, 04/01/2028	1,000,000	1,004,120
2.410%, 04/01/2029	2,360,000	2,358,867
2.510%, 04/01/2030	1,175,000	1,172,086
2.760%, 04/01/2040 (Callable 04/01/2030)	2,850,000	2,729,075
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	9,950,000	10,222,829
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,880,660
7.155%, 03/01/2027	1,700,000	2,049,027
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,115,037
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,749,045
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,968,750
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,535,675
County of Hamilton OH,
3.756%, 06/01/2042	25,725,000	26,833,747
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)	10,000,000	4,998,200
0.000%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,714,800
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,750,000	3,316,650
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	5,600,000	5,600,896
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2020)	1,735,000	1,735,225
Massachusetts Educational Financing Authority,
3.775%, 07/01/2035 (Callable 07/01/2029)	10,000,000	10,353,300
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)	24,659,499	24,819,540
2.650%, 11/01/2046 (Callable 01/01/2026)	23,671,781	23,825,884
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,335,000	1,351,781
3.750%, 07/01/2034 (Callable 07/01/2023)	2,275,000	2,345,912
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	2,430,000	2,508,465
2.812%, 07/01/2035 (Callable 01/01/2024)	2,995,000	3,079,039
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,663,450
Public Finance Authority,
0.000%, 12/15/2027	17,000,000	12,967,090
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	1,715,000	1,750,535
State of Illinois,
6.200%, 07/01/2021	7,955,000	8,056,347
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,380,010
West Allis West Milwaukee School District,
4.000%, 04/01/2020	15,250,000	15,250,000
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,820,077
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,362,845
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,181,588
Total Municipal Bonds (Cost $213,692,063)		219,754,148	0.9%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-21, Class J, 7.000%, 03/25/2021	24	24
Series 1991-43, Class J, 7.000%, 05/25/2021	4,717	4,802
Series 1991-65, Class Z, 6.500%, 06/25/2021	2,432	2,477
Series 1992-129, Class L, 6.000%, 07/25/2022	13,593	14,161
Series 1993-32, Class H, 6.000%, 03/25/2023	4,691	4,944
Series 1993-58, Class H, 5.500%, 04/25/2023	20,942	21,934
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	1,717	1,803
5.000%, 05/01/2021	2,148	2,255
6.000%, 06/01/2021	1,625	1,660
3.000%, 05/01/2027	3,672,580	3,849,987
6.500%, 12/01/2028	10,893	12,319
6.500%, 06/01/2029	4,528	5,106
3.000%, 10/01/2030	28,345,278	29,818,983
3.000%, 02/01/2032	43,397,612	45,716,833
3.500%, 05/01/2032	21,668,083	23,295,459
3.000%, 07/01/2032	9,745,449	10,370,938
3.000%, 10/01/2032	7,209,506	7,673,517
3.000%, 11/01/2032	11,453,364	12,191,259
3.000%, 12/01/2032	11,988,977	12,762,559
3.000%, 01/01/2033	5,371,323	5,717,897
3.000%, 04/01/2033	5,650,836	6,014,614
3.500%, 01/01/2034	21,743,642	23,374,016
3.000%, 05/01/2035	8,058,961	8,524,589
3.000%, 09/01/2035	11,478,993	12,169,878
3.000%, 10/01/2035	15,839,795	16,790,154
5.000%, 03/01/2036	4,038,996	4,488,007
5.500%, 04/01/2037	86,676	98,285
5.500%, 04/01/2038	54,196	61,377
5.500%, 05/01/2038	92,618	104,969
5.500%, 01/01/2039	14,301,343	16,161,026
4.500%, 11/01/2039	1,874,431	2,052,111
4.500%, 11/01/2039	546,363	598,122
4.500%, 08/01/2040	2,633,630	2,881,992
4.500%, 08/01/2040	1,866,379	2,041,973
4.000%, 10/01/2040	18,983,574	20,496,611
4.000%, 01/01/2041	13,264,425	14,321,780
3.500%, 06/01/2042	5,698,378	6,112,466
3.500%, 06/01/2042	3,658,840	3,924,304
3.500%, 07/01/2042	21,865,726	23,481,116
3.500%, 07/01/2042	31,762,586	34,068,155
3.000%, 08/01/2042	18,298,475	19,342,574
3.500%, 09/01/2042	12,095,239	12,977,950
3.000%, 11/01/2042	43,256,602	45,734,034
3.500%, 12/01/2042	19,078,860	20,465,250
3.000%, 01/01/2043	31,086,810	32,862,363
3.000%, 02/01/2043	6,121,916	6,472,182
3.500%, 02/01/2043	13,505,465	14,493,126
3.000%, 03/01/2043	14,695,746	15,537,592
3.000%, 04/01/2043	10,854,165	11,475,965
3.000%, 04/01/2043	12,668,552	13,393,806
3.000%, 06/01/2043	10,181,361	10,764,195
3.000%, 08/01/2043	23,097,962	24,418,136
4.500%, 12/01/2043	10,144,091	11,107,723
3.500%, 05/01/2044 (8)	34,774,128	37,315,828
3.500%, 08/01/2044	27,869,763	29,901,232
3.500%, 08/01/2044	21,774,957	23,307,994
4.000%, 09/01/2044	11,338,068	12,248,276
4.000%, 10/01/2044	17,420,736	18,846,020
3.500%, 01/01/2045	20,251,830	21,731,728
4.000%, 02/01/2045	11,901,475	12,863,932
3.500%, 06/01/2045	23,215,335	24,885,460
3.500%, 07/01/2045	20,822,991	22,330,312
3.000%, 10/01/2045	30,890,644	32,658,688
4.000%, 10/01/2045	17,827,355	19,273,851
3.500%, 12/01/2045	22,945,126	24,449,967
4.000%, 12/01/2045	7,283,270	7,872,235
3.000%, 01/01/2046	80,252,999	84,985,429
3.500%, 01/01/2046	47,422,578	50,615,957
4.000%, 02/01/2046	9,754,109	10,532,662
4.000%, 02/01/2046	21,574,776	23,290,052
3.500%, 03/01/2046	6,066,959	6,503,480
4.000%, 05/01/2046	857,839	925,041
3.500%, 08/01/2046	71,582,236	76,732,949
4.000%, 08/01/2046	11,650,203	12,611,960
3.000%, 10/01/2046	85,161,072	90,037,685
3.000%, 10/01/2046	64,302,839	67,886,004
4.500%, 11/01/2046	66,495,082	72,788,444
4.000%, 01/01/2047	40,591,383	44,141,887
3.000%, 02/01/2047	35,164,729	37,096,414
3.000%, 05/01/2047	71,031,513	75,004,473
3.500%, 08/01/2047	22,527,801	24,044,354
4.000%, 06/01/2048	61,940,701	67,859,993
4.000%, 08/01/2048	35,162,734	37,815,985
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	319	326
Series 1122, Class G, 7.000%, 08/15/2021	888	912
Series 1186, Class I, 7.000%, 12/15/2021	2,358	2,443
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	364	382
3.000%, 04/01/2027	6,860,337	7,190,073
2.500%, 12/01/2027	10,698,186	11,105,281
5.000%, 05/01/2028	28,928	31,154
6.500%, 09/01/2028	7,911	8,906
6.500%, 02/01/2029	18,244	20,709
3.000%, 07/01/2029	15,689,740	16,443,496
4.500%, 07/01/2030	3,263,127	3,554,487
3.000%, 08/01/2030	22,402,728	23,562,432
3.000%, 01/01/2031	61,073,711	64,227,993
4.000%, 11/01/2031	15,060,449	16,425,868
3.500%, 01/01/2032	37,435,518	40,239,658
5.500%, 01/01/2032	7,321	8,121
2.500%, 07/01/2032	23,492,402	24,513,242
3.000%, 11/01/2032	7,246,319	7,763,300
2.500%, 12/01/2032	87,227,506	90,554,378
3.000%, 04/01/2033	12,232,685	12,976,966
3.000%, 05/01/2033	12,271,178	13,023,166
3.500%, 09/01/2033	58,434,890	62,221,758
5.000%, 09/01/2033	10,203,574	11,295,762
4.500%, 10/01/2033	18,992,150	20,807,665
3.000%, 11/01/2033	92,109,334	97,386,431
4.000%, 01/01/2034	10,825,772	11,808,702
5.500%, 04/01/2034	579,594	654,677
4.000%, 09/01/2034	15,543,376	16,952,011
5.500%, 09/01/2034	26,171	29,563
5.000%, 02/01/2035	10,386,996	11,497,161
5.000%, 02/01/2035	14,587,408	16,148,110
5.500%, 02/01/2035	22,997	26,002
5.000%, 04/01/2035	1,028,065	1,140,239
5.000%, 07/01/2035	3,001,320	3,322,667
5.000%, 02/01/2036	1,854,490	2,062,947
5.000%, 03/01/2036	849,295	944,819
5.500%, 04/01/2036	2,722,836	3,085,525
4.000%, 05/01/2037	56,099,819	60,899,201
3.500%, 08/01/2037	35,707,818	37,917,966
2.500%, 04/01/2038	62,213,163	65,256,755
6.000%, 05/01/2038	4,339,441	4,996,216
4.500%, 04/01/2039	14,629,593	16,300,208
4.000%, 06/01/2039	9,880,104	10,680,466
5.000%, 06/01/2039	13,022,652	14,360,338
4.500%, 01/01/2040	2,878,581	3,151,432
4.500%, 01/01/2040	6,916,243	7,571,791
5.000%, 06/01/2040	11,002,588	12,113,986
4.000%, 08/01/2040	902,588	975,564
4.500%, 08/01/2040	10,549,814	11,556,461
4.500%, 08/01/2040	3,881,482	4,252,395
4.000%, 10/01/2040	1,587,323	1,715,485
4.000%, 11/01/2040	16,611,590	17,955,464
4.000%, 12/01/2040	3,528,142	3,856,631
3.500%, 01/01/2041	1,800,715	1,931,521
4.000%, 01/01/2041	3,521,609	3,806,421
3.500%, 02/01/2041	2,063,389	2,213,067
4.000%, 02/01/2041	345,486	373,404
4.500%, 02/01/2041	44,961,429	49,927,991
3.500%, 03/01/2041	14,066,279	15,086,549
4.000%, 03/01/2041	6,242,434	6,747,692
4.500%, 07/01/2041	4,559,115	4,995,934
3.500%, 09/01/2041	29,228,379	31,347,447
4.000%, 09/01/2041	2,740,811	2,962,572
3.500%, 11/01/2041	15,086,560	16,175,581
3.500%, 12/01/2041	2,762,862	2,963,406
4.000%, 12/01/2041	12,600,218	13,617,865
4.000%, 01/01/2042	23,478,147	25,367,851
4.500%, 01/01/2042	9,485,483	10,392,144
4.000%, 02/01/2042	20,788,988	22,472,130
3.000%, 04/01/2042	55,269,903	58,750,642
3.000%, 05/01/2042	3,278,818	3,465,181
3.500%, 05/01/2042	15,839,644	16,989,260
3.500%, 06/01/2042	6,034,611	6,471,785
3.500%, 07/01/2042	101,919,252	109,352,011
3.500%, 08/01/2042	9,709,064	10,414,393
3.500%, 09/01/2042	16,173,787	17,347,717
3.000%, 10/01/2042	16,492,879	17,505,190
3.000%, 03/01/2043	6,258,441	6,614,368
3.000%, 04/01/2043	2,068,663	2,186,717
3.000%, 05/01/2043	24,352,343	25,739,626
3.000%, 05/01/2043	7,062,333	7,465,370
3.500%, 05/01/2043	15,672,116	16,815,691
3.000%, 06/01/2043	26,420,232	27,925,684
3.500%, 06/01/2043	8,201,531	8,850,551
3.000%, 07/01/2043	20,629,489	21,870,457
4.000%, 07/01/2043	28,309,793	30,603,352
3.000%, 08/01/2043	7,619,437	8,054,293
3.500%, 09/01/2043	34,675,912	37,195,622
4.500%, 09/01/2043	14,449,479	15,827,839
4.000%, 01/01/2045	11,960,469	12,929,284
3.500%, 02/01/2045	45,586,743	48,901,447
4.000%, 02/01/2045	18,432,407	19,948,967
4.000%, 02/01/2045	3,953,764	4,272,871
4.000%, 02/01/2045	6,805,269	7,347,243
4.000%, 02/01/2045	13,535,331	14,617,201
4.000%, 03/01/2045	9,909,324	10,724,793
4.000%, 11/01/2045	40,093,488	43,301,341
3.500%, 12/01/2045	35,818,328	38,111,189
4.000%, 12/01/2045	51,447,242	55,561,698
4.000%, 12/01/2045	20,248,080	22,014,970
4.500%, 02/01/2046	27,263,820	29,841,138
4.500%, 08/01/2046	27,968,729	30,498,391
3.000%, 10/01/2046	26,523,931	28,025,943
3.500%, 11/01/2046	30,711,128	32,707,366
4.000%, 02/01/2047	19,595,314	21,051,306
4.000%, 03/01/2047	37,103,057	40,030,209
4.000%, 03/01/2047	27,153,189	29,517,760
4.000%, 10/01/2047	55,266,099	59,448,681
4.000%, 11/01/2047	15,417,164	16,487,008
3.500%, 12/01/2047	50,255,545	53,067,466
4.000%, 12/01/2047	79,257,876	84,916,387
3.000%, 01/01/2048	27,961,606	29,467,123
3.500%, 05/01/2048	90,868,894	96,667,897
5.000%, 11/01/2048	35,807,491	39,650,815
3.500%, 06/01/2049	114,082,362	120,512,465
4.000%, 09/01/2049	11,318,790	12,113,423
3.500%, 01/01/2050	52,528,582	56,048,069
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	14,213	15,856
6.500%, 01/20/2029	7,472	8,711
6.000%, 11/20/2033	10,397	11,852
5.000%, 07/20/2040	535,315	592,257
4.000%, 01/20/2041	8,474,149	9,238,747
4.000%, 08/20/2041	4,903,486	5,345,769
3.500%, 10/20/2041	8,976,504	9,600,666
4.000%, 12/20/2041	6,451,683	7,033,622
4.000%, 02/20/2042	12,577,459	13,712,278
4.000%, 06/20/2042	10,525,296	11,468,633
3.500%, 09/20/2042	7,092,825	7,586,067
4.000%, 09/20/2044	35,966,647	39,204,901
3.000%, 04/20/2045	14,211,446	15,252,473
3.500%, 04/20/2045	18,904,749	20,098,022
4.000%, 05/20/2045	14,974,342	16,322,619
3.500%, 06/20/2045	18,209,694	19,361,610
3.500%, 10/20/2045	61,441,139	65,628,773
4.500%, 01/20/2046	13,960,337	15,235,983
4.000%, 04/20/2046	20,750,509	22,477,197
4.000%, 05/20/2046	7,667,565	8,296,842
4.500%, 06/20/2047	24,785,678	26,791,511
4.500%, 07/20/2047	17,020,796	18,395,569
4.500%, 09/20/2047	87,410,157	93,986,096
3.500%, 02/20/2048	41,900,342	44,750,290
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	60,653,033	63,065,587
Total U.S. Government Agency Issues (Cost $4,572,633,845)		4,774,527,047	19.6%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 1.097%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	5,808,547	5,479,773
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 1.267%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	1,412,442	1,403,503
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 1.097%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,980,404	1,955,444
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	37,340	36,174
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (6)	18,493	17,685
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	150,310	146,430
Series 2006-J5, Class 3A1, 4.106%, 07/25/2021 (4)	13,996	13,561
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	58,695	57,571
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	5,278,331	4,697,852
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	3,578,280	3,664,791
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	12,872,847	11,608,624
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	2,399,976	1,927,160
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	2,267,071	1,841,962
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	335,012	306,794
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	2,876,488	2,516,337
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	476,835	328,426
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	182	180
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 1.182%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	30,235,486	28,437,294
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	4,258,397	4,145,427
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	40,955,731	38,396,108
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 1.137%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	12,683,277	12,186,446
Series 2006-HE6, Class A4, 1.107%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	444,326	421,982
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 05/01/2020	241,369	233,000
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	21,050	18,585
Series 2007-1, Class 1A1, 5.126%, 04/25/2022 (4)(6)	198,898	181,008
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,891,901	1,870,823
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	32,968	29,846
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	4,984,180	4,470,787
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	188,372	165,784
Banc of America Funding Trust:
Series 2005-C, Class A1, 1.013%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	4,252,135	4,049,680
Series 2007-C, Class 1A3, 4.067%, 05/20/2036 (4)(6)	1,875,589	1,642,594
Series 2006-G, Class 1A1, 1.153%, 07/20/2036 (1 Month LIBOR USD + 0.380%) (3)	26,145,227	23,271,864
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	7,786	7,779
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	90,158	81,958
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 4.270%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	549,300	510,995
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 1.907%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	3,566,700	3,499,481
Series 2007-HE5, Class 1A2, 1.127%, 11/25/2035 (1 Month LIBOR USD + 0.180%) (3)	42,006	41,930
Series 2006-HE8, Class 21A2, 1.117%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	3,611,390	3,584,599
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 1.267%, 05/25/2037 (1 Month LIBOR USD + 0.320%) (3)	604,998	605,912
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 1.727%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,767,350	1,743,999
Series 2007-HE1, Class A2, 1.097%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	619,419	609,590
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.878%, 01/25/2036 (4)	742,994	632,213
Series 2006-A1, Class 2A3, 4.300%, 09/25/2036 (4)	561,540	448,040
Series 2007-A1, Class 3A1, 4.227%, 02/25/2037 (4)	2,500,383	2,325,191
Series 2007-A1, Class 2A3, 4.683%, 02/25/2037 (4)	1,084,497	973,366
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	341,052	303,016
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	4,150,566	3,927,144
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	1,094,557	972,143
Citicorp Residential Mortgage Trust:
Series 2007-1, Class A6, 5.259%, 03/25/2037 (7)	16,431	16,563
Series 2007-2, Class A4, 5.022%, 06/25/2037 (7)	6,336,962	6,310,539
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	29,074,978	29,467,319
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.880%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	7,994,145	7,341,034
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	2,915,895	2,768,614
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	48,814	48,346
Series 2007-AMC4, Class A2C, 1.117%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	1,129,558	1,112,230
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	241,013	201,968
Series 2006-23, Class 2A3, 1.117%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	1,301,934	1,282,410
Series 2006-22, Class 2A3, 1.107%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	4,812,715	4,716,444
Series 2007-11, Class 2A3, 1.137%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	5,268,041	5,078,105
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	3,437	3,428
Series 2005-10, Class AF6, 4.362%, 12/25/2035 (4)	122,256	121,109
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	447,556	409,819
Series 2006-13, Class 3AV2, 1.097%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	511,128	509,632
Series 2006-13, Class 1AF3, 4.260%, 01/25/2037 (4)	10,510	10,441
Series 2007-9, Class 2A3, 1.127%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	18,508,964	17,889,323
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	12,084	9,629
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 1.037%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	3,200,857	2,945,318
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	2,778	2,764
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	15,549	15,510
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	200,732	179,104
Series 2006-18, Class 2A2, 1.107%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	3,332,767	3,222,749
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.447%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	5,547,034	4,989,397
Series 2005-2, Class 1A7, 5.362%, 04/25/2035 (4)	7,918,466	7,483,533
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 1.147%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	5,168,250	5,068,026
Series 2006-FF6, Class A4, 1.197%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	21,971,305	20,400,139
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	18,303	17,510
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	107,696	79,509
Series 2004-AA1, Class A1, 3.776%, 06/25/2034 (4)	3,730,695	3,376,425
Series 2005-AA2, Class 2A1, 3.547%, 04/25/2035 (4)	1,679,083	1,535,474
Fremont Home Loan Trust,
Series 2005-B, Class M4, 1.652%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	1,016,232	1,000,628
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	68	67
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	58,190,926	59,131,972
GSAA Home Equity Trust:
Series 2004-6, Class A1, 1.747%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,126,748	1,085,874
Series 2005-14, Class 1A1, 1.197%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	12,329,150	11,364,860
GSAMP Trust:
Series 2005-AHL2, Class A2C, 1.187%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,916,062	1,895,667
Series 2006-HE7, Class A2D, 1.177%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	992,560	944,412
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 07/01/2020	23,587	22,333
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,305,392	2,211,715
Series 2005-AR2, Class 2A1, 3.914%, 04/25/2035 (4)	2,623,022	2,235,342
Home Equity Asset Trust,
Series 2004-7, Class A1, 1.667%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	8,845,347
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1.217%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	3,330,699	3,221,891
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A3, 1.107%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	1,538,979	1,506,886
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	24,389	24,134
Series 2006-A1, Class 2A1, 3.818%, 03/25/2036 (4)(6)	70,431	59,131
Series 2007-S1, Class A1, 1.227%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	5,543,457	4,830,600
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 (6)	4,516	4,537
Series 2005-A8, Class 2A3, 3.914%, 11/25/2035 (4)	4,552,812	3,893,082
Series 2006-A2, Class 2A1, 3.666%, 04/25/2036 (4)	1,165,609	999,602
Series 2006-A2, Class 3A3, 3.729%, 04/25/2036 (4)(6)	1,369,065	1,103,506
Series 2006-A7, Class 2A2, 3.803%, 01/25/2037 (4)(6)	1,884,324	1,532,345
Series 2006-A7, Class 2A4R, 3.803%, 01/25/2037 (4)(6)	1,927,298	1,567,291
Series 2007-A2, Class 2A3, 4.017%, 04/25/2037 (4)(6)	3,903,601	3,184,951
Series 2007-A4, Class 2A3, 4.292%, 06/25/2037 (4)(6)	4,299,981	3,406,169
Luminent Mortgage Trust,
Series 2005-1, Class A1, 1.207%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	7,482,929	6,290,910
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,151,567	2,207,199
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	1,754,253	1,823,705
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	2,169,907	1,843,411
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.547%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	1,145,602	1,133,204
Mercedes-Benz Auto Receivables Trust,
Series 2005-A5, Class A3, 4.304%, 06/25/2035 (4)	1,719,757	1,573,651
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1B, 1.567%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	5,556,665	4,985,550
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	29,805,012	30,236,851
Series 2018-3, Class A1, 3.500%, 08/25/2058 (2)(4)	16,741,969	17,041,151
Series 2019-1, Class A1, 3.250%, 10/25/2069 (2)(4)	27,154,248	27,394,870
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 1.117%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	5,140,014	4,925,536
MortgageIT Trust:
Series 2005-4, Class A1, 1.227%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	3,271,263	3,026,895
Series 2005-5, Class A1, 1.467%, 12/25/2035 (1 Month LIBOR USD + 0.520%) (3)	3,528,282	3,227,607
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.177%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,381,934	1,376,757
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	11,626,388	11,964,741
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	24,796,856	25,671,365
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	20,660,267	21,397,582
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	23,658,017	24,487,943
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	12,848,443	13,284,242
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (2)(4)	29,411,125	29,707,571
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/31/2020	8,649	8,609
Series 2005-QS5, Class A1, 1.347%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	2,119,783	1,513,378
Series 2005-QS11, Class A2, 1.447%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	3,964,231	2,938,390
Series 2005-QA7, Class A22, 4.383%, 07/25/2035 (4)(6)	1,803,745	1,514,541
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,351,869	1,264,301
RASC Series Trust:
Series 2006-EMX2, Class A3, 1.247%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	379,804	379,101
Series 2007-KS1, Class A3, 1.097%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,493,296	1,435,343
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	11,068	11,128
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	717,962	721,750
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,220,541	7,691,930
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,175,616	4,689,457
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	278,136	65,950
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,435,659	391,542
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 1.097%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,244,142	1,226,578
Series 2006-EQ1, Class A3, 1.107%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	8,401,220	8,158,144
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.617%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,330,953	1,298,343
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.737%, 10/25/2033 (4)	1,054,882	945,190
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	14,481	14,587
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	3,556,324	3,556,068
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	66,130	65,425
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	8,228,062	8,146,695
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	9,985,711	9,691,803
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	3,110,921	3,112,318
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	27,736,559	27,758,202
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	24,269,366	24,911,735
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	12,791,543	13,132,250
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	36,403,327	35,709,232
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	86,872,296	84,989,895
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	2,272,165	2,218,724
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,800,347	2,770,769
Series 2005-3, Class 1CB3, 1.397%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	5,095,784	3,894,015
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	5,355,527	4,879,733
Series 2007-HY3, Class 4A1, 3.979%, 08/25/2036 (4)(6)	11,276,087	10,037,257
Series 2006-AR10, Class 1A1, 3.725%, 09/25/2036 (4)(6)	876,742	740,737
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 4.547%, 10/25/2036 (4)(6)	1,756,238	1,578,811
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	2,903,744	2,614,120
Total Non-U.S. Government Agency Issues (Cost $957,691,579)		924,152,396	3.8%
Total Residential Mortgage-Backed Securities (Cost $5,530,325,424)		5,698,679,443	23.4%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.584%, 12/25/2026 (4)	30,550,000	32,248,394
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	67,880,431
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	15,867,736
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	72,168,813
Series K038, Class A2, 3.389%, 03/25/2024	48,968,000	52,793,263
Series K048, Class A2, 3.284%, 06/25/2025 (4)	59,391,000	64,817,663
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	91,864,931
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	49,137,267
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	63,621,653
Series K064, Class A2, 3.224%, 03/25/2027	1,000,000	1,108,754
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	18,733,460
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	13,735,468
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	42,058,104
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	54,110,532
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	74,877,008
Series K080, Class A2, 3.926%, 07/25/2028 (4)	56,820,000	66,680,190
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	23,358,582
Total U.S. Government Agency Issues (Cost $751,857,386)		805,062,249	3.3%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	30,037,000	32,044,195
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	63,906,751	68,495,268
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	32,737,000	35,216,982
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,774,365	2,914,888
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	50,897,676
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	25,030,000	25,455,247
Series 2016-C2, Class A4, 2.832%, 08/12/2049	33,387,000	33,527,199
Series 2017-P8, Class A4, 3.465%, 09/16/2050	29,775,000	31,123,138
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,437,671
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	26,979,223	27,983,026
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,388,000	35,974,128
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	14,680,000	14,980,423
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,177,397
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,665,844	5,906,520
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	35,578,671
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	26,978,934	27,650,362
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	26,615,399	27,641,354
Series 2015-DC1, Class A5, 3.350%, 02/12/2048	23,390,000	23,994,627
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	1,443,261	1,469,184
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,044,425
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	40,570,711	41,107,961
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,304,701
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	19,748,481	20,310,710
Series 2014-GC20, Class A5, 3.998%, 04/12/2047	5,651,000	5,993,226
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	31,618,998
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,609,318
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	2,027,987	2,029,121
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	11,794,568	11,852,469
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	8,221,127	8,552,921
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,157,054
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	11,219,828	11,473,618
Series 2014-C25, Class A5, 3.672%, 11/18/2047	45,697,000	48,198,705
Series 2015-C30, Class A5, 3.822%, 07/15/2048	40,110,000	42,816,454
Series 2016-C4, Class A3, 3.141%, 12/17/2049	29,133,000	30,611,815
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	27,356,184	29,023,404
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	41,898,460
Series 2012-C6, Class A4, 2.858%, 11/15/2045	28,589,687	28,619,449
Series 2013-C10, Class A3, 3.968%, 07/17/2046 (4)	39,931,311	41,848,900
Series 2013-C12, Class A3, 3.973%, 10/17/2046	14,142,209	14,794,951
Series 2014-C16, Class A5, 3.892%, 06/17/2047	35,020,000	36,451,544
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,047,000	30,115,590
Series 2016-C30, Class A5, 2.860%, 09/17/2049	9,062,000	9,047,518
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	14,790,653	15,030,885
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	11,609,529
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049	7,952,000	7,824,910
Series 2017-C42, Class A4, 3.589%, 12/16/2050	52,370,521	55,229,444
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	11,875,000	12,589,718
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	14,324,000	14,425,438
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,011,989	19,150,424
Series 2013-C18, Class A4, 3.896%, 12/17/2046	22,050,000	22,905,461
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	11,123,435	11,343,712
Series 2014-C24, Class A5, 3.607%, 11/18/2047	43,091,000	44,889,855
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	9,644,862	9,920,701
Total Non-U.S. Government Agency Issues (Cost $1,267,647,160)		1,275,869,345	5.2%
Total Commercial Mortgage-Backed Securities (Cost $2,019,504,546)		2,080,931,594	8.5%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,866,403
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	66,141	66,736
Series 1998-4, Class A5, 6.180%, 04/01/2030	37,171	37,424
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	29,300,000	30,198,628
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	31,371,693
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	7,216	7,149
PFS Financing Corp.,
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	32,357,730
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	16,773,593	16,781,309
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	3,639,718	3,467,581
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	20,109,218	19,020,153
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	16,745,000	16,952,958
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	38,450,054	37,211,535
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	62,085,050	62,891,448
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	20,102,000	20,005,446
Total Asset Backed Securities (Cost $275,659,563)		278,236,193	1.1%

COMMON STOCK	Shares
Energy
Weatherford International PLC (1)	46,003	273,718
Total Common Stock (Cost $3,790,590)		273,718	0.0%
Total Long-Term Investments (Cost $23,342,250,782)		23,866,175,909	97.9%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (5)	446,704,371	446,704,371
Total Short-Term Investment (Cost $446,704,371)		446,704,371	1.8%
Total Investments (Cost $23,788,955,153)		24,312,880,280	99.7%
Other Assets in Excess of Liabilities		69,093,857	0.3%
TOTAL NET ASSETS		$24,381,974,137	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $4,426,345,385, which represents 18.15% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,990,540,494	$–	$3,990,540,494
Other Government Related Securities	–	212,707,108	–	212,707,108
Corporate Bonds	–	11,385,053,211	–	11,385,053,211
Municipal Bonds	–	219,754,148	–	219,754,148
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,774,527,047	–	4,774,527,047
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	924,152,396	–	924,152,396
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	805,062,249	–	805,062,249
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,275,869,345	–	1,275,869,345
Asset Backed Securities	–	278,236,193	–	278,236,193
Common Stock	273,718	–	–	273,718
Total Long-Term Investments	273,718	23,865,902,191	–	23,866,175,909
Short-Term Investment
Money Market Mutual Fund	446,704,371	–	–	446,704,371
Total Short-Term Investment	446,704,371	–	–	446,704,371
Total Investments	$446,978,089	$23,865,902,191	$–	$24,312,880,280

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.